Schedule Of Long-term Debt, Debentures And Financial InstrumentsMaturities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	€ 207
2014	4,527
2015	91
2016	266
2017	1,653
2018	47
Total Long-term Debt	€ 6,792